Commitments And Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Commitments And Contingent Liabilities [Abstract]
Liabilities assumed on recourse receivables, maximum	¥ 31,008
Leaseback transactions amount of undiscounted payments, maximum	8,960
Carrying amount of liabilities recognized for the company's obligation	3,083
Commitments outstanding for the purchase of property, plant and equipment	22,461
Raw materials contract	74,754
Number of manufacturing facilities	4
Number of former manufacturing facilities	1
Environmental remediation accrual for estimated total cost	¥ 5,167